Disaggregated Revenues - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Point in time [Member]
Point in time
Timing of revenue recognition	$ 581,537	$ 1,114,766
Point in time [Member] | Customized software solutions [Member]
Point in time
Timing of revenue recognition	581,537	627,753
Point in time [Member] | White label software [Member]
Point in time
Timing of revenue recognition		487,013
Over time [Member]
Point in time
Timing of revenue recognition	669,929	1,197,566
Over time [Member] | Subscription services [Member]
Point in time
Timing of revenue recognition	$ 88,392	$ 82,800